Investments and Equity Method Investments - Schedule of (Losses) Gains on Investments and Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
(Loss) gain on investments	$ (11,543)	$ (3,733)	$ (27,200)
Loss on equity method investments	(77,284)	(396)	(27,533)
Synlogic, Inc. common stock [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	1,649	(2,663)	(19,403)
Synlogic, Inc. warrants [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	662	(1,070)	(7,797)
Cronos Group Inc. [Member]
Net Investment Income [Line Items]
(Loss) gain on investments	(13,854)
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments	(17,230)	$ (396)	(1,730)
Allonnia, LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments	(12,698)		(24,480)
Arcaea LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments	$ (47,356)
Glycosyn, LLC [Member]
Net Investment Income [Line Items]
Loss on equity method investments			$ (1,323)